DIRECTORS LOAN (Details) - CAD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022
Directors Loans
Opening balance	$ 644,642	$ 570,000	$ 570,000
Principal repayments	(350,000)		0
Transaction costs	(99,191)		0
Amortization of transaction costs	18,661	$ 17,197	74,642
Closing balance	$ 914,112		$ 644,642